Segment Information - Summary of Segment Results (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Summary of operating result per segment [Line Items]
Operating result geographically	€ 1,040	€ 960
Fair value items	321	749
Realized gains / (losses) on investments	(154)	188
Impairment charges	(50)	(16)
Impairment reversals	12	47
Non-operating items	128	967
Other income / (charges)	(183)	(140)
Result before tax	985	1,788
Income tax (expense)/benefit	(130)	(331)
Net result	856	1,457
Revenues
Life insurance gross premiums	6,504	6,768
Accident and health insurance	958	899
Property & casualty insurance	71	200
Total gross premiums	7,532	7,867
Investment income	3,930	3,734
Fee and commission income	1,431	1,327
Other revenues	0	4
Total revenues	12,894	12,933
Asset management [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result geographically	117	146
Fair value items	(3)	(1)
Realized gains / (losses) on investments	0	2
Impairment charges	0	0
Impairment reversals	0	0
Non-operating items	(3)	0
Other income / (charges)	(20)	(6)
Result before tax	94	141
Income tax (expense)/benefit	(38)	(44)
Net result	56	97
Inter-segment operating result after tax	95	93
Revenues
Life insurance gross premiums	0	0
Accident and health insurance	0	0
Property & casualty insurance	0	0
Total gross premiums	0	0
Investment income	6	5
Fee and commission income	363	423
Other revenues	4	1
Total revenues	374	429
Inter-segment revenues	93	89
Holding and other activities [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result geographically	(107)	(112)
Fair value items	(7)	31
Realized gains / (losses) on investments	8	1
Impairment charges	(18)	(6)
Impairment reversals	0	8
Non-operating items	(17)	34
Other income / (charges)	(45)	(89)
Result before tax	(168)	(166)
Income tax (expense)/benefit	37	33
Net result	(131)	(133)
Inter-segment operating result after tax	142	26
Revenues
Life insurance gross premiums	0	0
Accident and health insurance	0	0
Property & casualty insurance	0	0
Total gross premiums	0	0
Investment income	235	120
Fee and commission income	0	0
Other revenues	0	4
Total revenues	235	123
Inter-segment revenues	238	122
Segment total [member]
Summary of operating result per segment [Line Items]
Operating result geographically	1,001	993
Fair value items	408	767
Realized gains / (losses) on investments	(153)	193
Impairment charges	(50)	(16)
Impairment reversals	12	47
Non-operating items	217	991
Other income / (charges)	(192)	(152)
Result before tax	1,026	1,832
Income tax (expense)/benefit	(170)	(375)
Net result	856	1,457
Revenues
Life insurance gross premiums	7,049	7,206
Accident and health insurance	1,013	944
Property & casualty insurance	165	283
Total gross premiums	8,227	8,433
Investment income	3,977	3,769
Fee and commission income	1,564	1,524
Other revenues	16	10
Total revenues	13,784	13,736
Joint ventures and associates eliminations [member]
Summary of operating result per segment [Line Items]
Operating result geographically	39	(33)
Fair value items	(88)	(18)
Realized gains / (losses) on investments	(1)	(5)
Impairment charges	0	0
Impairment reversals	0	0
Non-operating items	(89)	(23)
Other income / (charges)	9	12
Result before tax	(41)	(44)
Income tax (expense)/benefit	41	44
Net result	0	0
Revenues
Life insurance gross premiums	(545)	(437)
Accident and health insurance	(55)	(45)
Property & casualty insurance	(94)	(83)
Total gross premiums	(695)	(565)
Investment income	(47)	(35)
Fee and commission income	(133)	(197)
Other revenues	(16)	(6)
Total revenues	(890)	(803)
International [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result geographically	104	63
Fair value items	14	(2)
Realized gains / (losses) on investments	(4)	3
Impairment charges	(7)	0
Impairment reversals	0	1
Non-operating items	3	1
Other income / (charges)	289	29
Result before tax	396	92
Income tax (expense)/benefit	(25)	(19)
Net result	371	74
Inter-segment operating result after tax	(13)	(16)
Revenues
Life insurance gross premiums	710	723
Accident and health insurance	146	140
Property & casualty insurance	94	215
Total gross premiums	950	1,077
Investment income	187	176
Fee and commission income	25	28
Other revenues	12	6
Total revenues	1,174	1,288
Inter-segment revenues	0	0
Americas [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result geographically	402	444
Fair value items	(1,128)	328
Realized gains / (losses) on investments	(90)	171
Impairment charges	(24)	(7)
Impairment reversals	11	24
Non-operating items	(1,231)	515
Other income / (charges)	(375)	(218)
Result before tax	(1,204)	741
Income tax (expense)/benefit	296	(111)
Net result	(908)	630
Inter-segment operating result after tax	(138)	(12)
Revenues
Life insurance gross premiums	3,565	3,392
Accident and health insurance	683	620
Property & casualty insurance	0	0
Total gross premiums	4,249	4,012
Investment income	1,618	1,408
Fee and commission income	993	919
Other revenues	0	0
Total revenues	6,860	6,340
Inter-segment revenues	0	0
The Netherlands [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result geographically	377	370
Fair value items	1,481	477
Realized gains / (losses) on investments	(69)	16
Impairment charges	6	(2)
Impairment reversals	1	14
Non-operating items	1,419	505
Other income / (charges)	13	126
Result before tax	1,809	1,000
Income tax (expense)/benefit	(447)	(246)
Net result	1,362	754
Inter-segment operating result after tax	(48)	(46)
Revenues
Life insurance gross premiums	643	707
Accident and health insurance	183	181
Property & casualty insurance	71	68
Total gross premiums	896	956
Investment income	928	1,025
Fee and commission income	165	140
Other revenues	0	0
Total revenues	1,989	2,121
Inter-segment revenues	3	6
United Kingdom [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result geographically	107	84
Fair value items	58	(66)
Realized gains / (losses) on investments	2	0
Impairment charges	(8)	0
Impairment reversals	0	0
Non-operating items	52	(66)
Other income / (charges)	(55)	6
Result before tax	104	24
Income tax (expense)/benefit	7	12
Net result	111	35
Inter-segment operating result after tax	(38)	(45)
Revenues
Life insurance gross premiums	2,132	2,384
Accident and health insurance	0	3
Property & casualty insurance	0	0
Total gross premiums	2,132	2,387
Investment income	1,243	1,163
Fee and commission income	111	102
Other revenues	0	0
Total revenues	3,486	3,653
Inter-segment revenues	0	0
Eliminations [member]
Summary of operating result per segment [Line Items]
Operating result geographically	0	0
Fair value items	(6)	1
Realized gains / (losses) on investments	0	0
Impairment charges	0	0
Impairment reversals	0	0
Non-operating items	(6)	1
Other income / (charges)	0	0
Result before tax	(5)	1
Income tax (expense)/benefit	0	0
Net result	(5)	1
Revenues
Life insurance gross premiums	0	0
Accident and health insurance	0	0
Property & casualty insurance	0	0
Total gross premiums	0	0
Investment income	(241)	(128)
Fee and commission income	(93)	(89)
Other revenues	0	0
Total revenues	€ (334)	€ (217)